REINSURANCE (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Direct Premiums	$ 56	$ 68	$ 66
Assumed Premiums	2	2	2
Ceded Premiums	(26)	(28)	(29)
Premiums	32	42	39
Ceded Insurance Commissions And Fees	29	31	31
Policyholders' benefits ceded	$ 84	$ 39	$ 43